On letterhead of SIGNAL ADVANCE, INC.



April 18, 2013

Amended Confidential Draft Registration Statement
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549



The registrant is submitting responses to the SEC communication, dated 04APR13, which included a number of comments resulting from the review of the latest amendments to the confidential draft registration statement (DRS) on Form S-1.

The registrant has embedded responses to each of the comments within the copy of the referenced SEC communication. An amended confidential DRS on Form S-1 and updated exhibits will be submitted following your examination of the attached responses.



With regards,


/s/ Chris M. Hymel

Chris M. Hymel

2520 County Road 81
Rosharon, TX 77583
713 510 7445 (Office)
832 646 5564 (Cell)
chymel@signaladvance.com